Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential’s Gibraltar Fund, Inc.
Entity Central Index Key	0000080946
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000027675 [Member]
Shareholder Report [Line Items]
Fund Name	Prudential’s Gibraltar Fund, Inc.
Class Name	Prudential’s Gibraltar Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Prudential’s Gibraltar Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prudential's Gibraltar Fund, Inc.	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 169,218,847
Holdings Count | Holdings	38
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?
Fund’s net assets	$ 169,218,847
Number of fund holdings	38
Portfolio turnover rate for the period	9%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Industry Classification	% of Net Assets
Software	14.7%
Semiconductors & Semiconductor Equipment	12.3%
Interactive Media & Services	11.0%
Pharmaceuticals	9.6%
Broadline Retail	8.0%
Financial Services	7.5%
Consumer Staples Distribution & Retail	5.9%
Technology Hardware, Storage & Peripherals	5.6%
Health Care Equipment & Supplies	3.1%
Hotels, Restaurants & Leisure	3.0%
Specialty Retail	3.0%
Automobiles	2.3%
Affiliated Mutual Funds	2.2%
Industry Classification	% of Net Assets
Capital Markets	2.1%
Ground Transportation	1.8%
Biotechnology	1.7%
Entertainment	1.5%
IT Services	1.1%
Electrical Equipment	0.8%
Textiles, Apparel & Luxury Goods	0.7%
Aerospace & Defense	0.5%
98.4%
Other assets in excess of liabilities	1.6%
100.0%